Fair Value Accounting - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commodity-related contracts
Commodity-related contracts, net		$ 606	$ 22,887
Derivatives Not Designated as Hedging Instrument
Commodity-related contracts
Commodity-related contracts, net	$ (11,185)	606
Price Risk Derivative | Energy risk management assets
Commodity-related contracts
Energy risk management assets		6,822	23,355
Price Risk Derivative | Energy risk management liabilities
Commodity-related contracts
Energy risk management liabilities		1,044	468
Price Risk Derivative | Derivatives Not Designated as Hedging Instrument
Commodity-related contracts
Energy risk management assets	1,779	6,822
Energy risk management liabilities	683	1,044
Cleco Power
Commodity-related contracts
Commodity-related contracts, net		5,725	22,887
Cleco Power | Price Risk Derivative | Energy risk management assets
Commodity-related contracts
Energy risk management assets		6,311	23,355
Cleco Power | Price Risk Derivative | Energy risk management liabilities
Commodity-related contracts
Energy risk management liabilities		586	468
Cleco Power | Price Risk Derivative | Derivatives Not Designated as Hedging Instrument
Commodity-related contracts
Energy risk management assets	1,673	6,311
Energy risk management liabilities	524	586
Commodity-related contracts, net	$ 1,149	5,725
Other Commodity Derivatives
Commodity-related contracts
Other commodity derivative asset		201	0
Other commodity derivatives		5,373	0
Other deferred credits		2,304	0
Other Commodity Derivatives | Price Risk Derivative | Energy risk management assets
Commodity-related contracts
Other commodity derivative asset		201	0
Other Commodity Derivatives | Price Risk Derivative | Energy risk management liabilities
Commodity-related contracts
Other commodity derivatives		$ 3,069	$ 0